UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 3/31/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   April 30, 2002


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   547706

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                           March 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Co.                         COM              88579Y101      603     5245 SH       Sole                                       5245
AFLAC Inc.                     COM              001055102     5915   200500 SH       Sole                    69225            131275
AOL Time Warner                COM              00184A105     1511    63890 SH       Sole                      740             63150
Abbott Laboratories            COM              002824100     1936    36800 SH       Sole                                      36800
American International Group   COM              026874107    18096   250851 SH       Sole                    46881            203970
Amgen Inc.                     COM              031162100      324     5425 SH       Sole                      770              4655
Automatic Data Processing      COM              053015103    16986   291505 SH       Sole                    52515            238990
BP PLC - Spons ADR             COM              055622104      742    13982 SH       Sole                                      13982
Baxter International, Inc.     COM              071813109    10148   170500 SH       Sole                    42975            127525
Bristol-Myers Squibb           COM              110122108      800    19751 SH       Sole                                      19751
CVS Corp.                      COM              126650100     1370    39920 SH       Sole                      400             39520
Cardinal Health, Inc.          COM              14149Y108    18922   266918 SH       Sole                    61403            205515
ChevronTexaco Corp.            COM              166764100     2675    29635 SH       Sole                      175             29460
Cintas Corp.                   COM              172908105    17858   358154 SH       Sole                    76834            281321
Cisco Systems                  COM              17275R102    11116   656575 SH       Sole                   112835            543740
Citigroup                      COM              172967101      426     8611 SH       Sole                                       8611
Coca-Cola Co.                  COM              191216100      749    14329 SH       Sole                                      14329
Colgate-Palmolive              COM              194162103     9009   157633 SH       Sole                    34650            122983
Concord EFS, Inc.              COM              206197105    17700   532337 SH       Sole                   119850            412487
Costco Wholesale Corp.         COM              22160K105    16459   413331 SH       Sole                    75730            337601
Cypress Semiconductor          COM              232806109      314    13656 SH       Sole                                      13656
Disney Walt Co.                COM              254687106      433    18758 SH       Sole                                      18758
Dover Corp.                    COM              260003108      230     5600 SH       Sole                                       5600
EMC Corp.                      COM              268648102     4740   397639 SH       Sole                    75220            322419
Ecolab, Inc.                   COM              278865100    13578   296989 SH       Sole                    75175            221814
Emerson Electric               COM              291011104     2269    39535 SH       Sole                      200             39335
Exxon Mobil Corp.              COM              30231G102     2270    51782 SH       Sole                                      51782
Fannie Mae                     COM              313586109    23369   292551 SH       Sole                    53951            238600
Fifth Third Bancorp            COM              316773100     9309   137958 SH       Sole                    37803            100155
Franklin Resources             COM              354613101      442    10550 SH       Sole                                      10550
Freddie Mac                    COM              313400301      716    11300 SH       Sole                      400             10900
General Electric               COM              369604103    19028   508084 SH       Sole                    75350            432734
Hewlett-Packard                COM              428236103      371    20671 SH       Sole                      700             19971
Home Depot                     COM              437076102    20918   430330 SH       Sole                    81402            348928
Intel Corp.                    COM              458140100     5834   191836 SH       Sole                      600            191236
International Business Machine COM              459200101      262     2515 SH       Sole                                       2515
J.P. Morgan Chase & Co.        COM              46625H100      513    14393 SH       Sole                                      14393
Johnson & Johnson              COM              478160104    26390   406308 SH       Sole                    62585            343723
Johnson & Johnson Dividend Rei COM              478160104      206     3168 SH       Sole                                       3168
Kimberly-Clark                 COM              494368103     3106    48050 SH       Sole                      100             47950
Kohl's Corp.                   COM              500255104    10130   142371 SH       Sole                    36800            105571
Lilly Eli & Co.                COM              532457108      434     5700 SH       Sole                                       5700
MBNA Corp.                     COM              55262L100    18119   469759 SH       Sole                    99710            370049
McGraw-Hill Cos                COM              580645109      273     4000 SH       Sole                                       4000
Medtronic, Inc.                COM              585055106    20488   453174 SH       Sole                    91630            361544
Merck & Co.                    COM              589331107     2624    45577 SH       Sole                                      45577
Microsoft Corp.                COM              594918104    22177   367717 SH       Sole                    52915            314802
Nokia Corp. - Spon ADR         COM              654902204     7536   363350 SH       Sole                    88325            275025
Omnicom Group                  COM              681919106    20518   217356 SH       Sole                    43833            173523
Pacific Financial Corp.        COM              694275108      837    34175 SH       Sole                                      34175
Paychex, Inc.                  COM              704326107    11825   297856 SH       Sole                    58398            239458
PepsiCo, Inc.                  COM              713448108    18186   353126 SH       Sole                    69075            284051
Pfizer, Inc.                   COM              717081103    18545   466670 SH       Sole                    85246            381424
Phillips Petroleum Co.         COM              718507106      232     3700 SH       Sole                                       3700
Praxair Inc.                   COM              74005P104      456     7625 SH       Sole                                       7625
Procter & Gamble               COM              742718109     1864    20695 SH       Sole                                      20695
QUALCOMM, Inc.                 COM              747525103     7344   195109 SH       Sole                    45450            149659
Royal Dutch Petroleum          COM              780257804      733    13500 SH       Sole                                      13500
SBC Communications             COM              78387G103     9856   263252 SH       Sole                    65150            198102
Schering-Plough                COM              806605101      614    19630 SH       Sole                                      19630
Starbucks Corp.                COM              855244109    20101   869043 SH       Sole                   151544            717499
State Street Corp.             COM              857477103    20250   365663 SH       Sole                    71051            294612
Sysco Corp.                    COM              871829107    21494   720786 SH       Sole                   130521            590265
Target Corp.                   COM              87612E106      245     5690 SH       Sole                                       5690
Teleflex Inc.                  COM              879369106      273     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     9364   282902 SH       Sole                    69520            213382
United Parcel Service, Inc.    COM              911312106    14423   237214 SH       Sole                    54350            182864
Walgreen Co.                   COM              931422109      909    23205 SH       Sole                                      23205
Washington Mutual Inc.         COM              939322103      210     6339 SH       Sole                       97              6242
REPORT SUMMARY                 69 DATA RECORDS              547706            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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